Loans Held for Investment (Tables)	9 Months Ended
Sep. 30, 2024
Receivables [Abstract]
Schedule of Loans Held for Investment	The Company’s Loans Held for Investment portfolio is summarized as follows:

(Amounts in thousands)	September 30, 2024	December 31, 2023
Property - Buy to Let	$80,499	$1,063
Other	2,040	3,730
Allowance for credit losses	$(1,138)	$—
Total Loans Held for Investment, net	$81,401	$4,793

Schedule of Financing Receivable Credit Quality Indicators
The tables below presents loans by credit quality indicator and vintage year:

September 30, 2024
(Amounts in thousands)	2024	2023	2022	2021	2020	Prior	Total
Property - Buy to Let
0-20 Months	$—	$—	$—	$—	$—	$—	$—
21-40 Months	—	—	—	—	—	—	—
Over 40 Months	79,710	789	—	—	—	—	80,499
Total	$79,710	$789	$—	$—	$—	$—	$80,499

Other
0-20 Months	$—	$51	$302	$401	$138	$18	$910
21-40 Months	—	—	849	266	—	—	1,115
Over 40 Months	—	15	—	—	—	—	15
Total	$—	$66	$1,151	$667	$138	$18	$2,040

Total	$79,710	$855	$1,151	$667	$138	$18	$82,539

December 31, 2023
(Amounts in thousands)	2023	2022	2021	2020	2019	Prior	Total
Property - Buy to Let
0-20 Months	$—	$—	$—	$—	$—	$—	$—
21-40 Months	—	—	—	—	—	—	—
Over 40 Months	1,063	—	—	—	—	—	1,063
Total	$1,063	$—	$—	$—	$—	$—	$1,063

Other
0-20 Months	$116	$472	$417	$175	$203	$2	$1,385
21-40 Months	10	1,093	856	129	—	—	2,088
Over 40 Months	17	240	—	—	—	—	257
Total	$143	$1,805	$1,273	$304	$203	$2	$3,730

Total	$1,206	$1,805	$1,273	$304	$203	$2	$4,793